Note 15 - AR Facility (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Apr. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Facility, Term (Year)	1 year
Accounts Receivable Facility, Maximum Borrowing Capacity	$ 125,000
Accounts Receivable Facility, Outstanding		$ 0
Servicing Liability at Amortized Cost, Balance, Ending Balance		0
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized		1,556,071
Transfer of Financial Assets Accounted for as Sales, Cash Proceeds Received for Assets Derecognized, Amount		1,503,971
Accounts Receivable Facility, Principal on Trade Accounts Receivable, Net of Allowance		149,832
Accounts Receivable Facility, Outstanding Princpal on Contract Assets		89,686
Fair Value Adjustment of Deferred Purchase Price		71	$ 142
Non-cash Investing Activities, Deferred Purchase Price		$ 302,080